Operating Segments - Summary of Reportable Segments (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of operating segments [Line Items]
Revenue		$ 1,043,991	$ 978,336	$ 782,524
Add: Customer inducement costs recorded as a reduction of revenue	[1]	372,517	301,574	249,990
Less: Service cost		273,851	274,348	215,089
Adjusted Margin		1,142,657	1,005,562	817,425
Other income		2,043	317	770
Personnel expenses		(158,834)	(160,065)	(147,587)
Marketing and sales promotion expenses		(176,268)	(165,324)	(123,304)
Customer inducement costs recorded as a reduction of revenue	[1]	(372,517)	(301,574)	(249,990)
Other operating expenses		(253,260)	(231,905)	(204,833)
Depreciation, amortization and impairment		(27,846)	(27,122)	(27,267)
Finance income		27,149	28,256	24,365
Finance costs		(104,756)	(32,191)	3,307
Share of profit of equity-accounted investees		(2)	(64)	52
Profit before tax		78,366	115,890	92,938
Reportable Segments [Member] | Air Ticketing [Member]
Disclosure of operating segments [Line Items]
Revenue		239,948	241,529	201,246
Add: Customer inducement costs recorded as a reduction of revenue	[1]	167,130	131,563	116,423
Adjusted Margin		407,078	373,092	317,669
Reportable Segments [Member] | Hotels and Packages [Member]
Disclosure of operating segments [Line Items]
Revenue		533,063	520,411	435,542
Add: Customer inducement costs recorded as a reduction of revenue	[1]	184,602	155,616	123,695
Less: Service cost		240,863	246,550	210,357
Adjusted Margin		476,802	429,477	348,880
Reportable Segments [Member] | Bus Ticketing [Member]
Disclosure of operating segments [Line Items]
Revenue		145,271	119,361	92,693
Add: Customer inducement costs recorded as a reduction of revenue	[1]	18,607	11,606	9,432
Adjusted Margin		163,878	130,967	102,125
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue		125,709	97,035	53,043
Add: Customer inducement costs recorded as a reduction of revenue	[1]	2,178	2,789	440
Less: Service cost		32,988	27,798	4,732
Adjusted Margin		$ 94,899	$ 72,026	$ 48,751

[1]	For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin represents IFRS revenue after adding back customer inducement costs recorded as a reduction of revenue and deducting service costs primarily relating to sales to customers where the Company acts as the principal, for the relevant segment.